UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.1%

Security	Shares	Value
Aerospace & Defense — 1.8%
Honeywell International, Inc.	444,553	$41,396,775
United Technologies Corp.	452,636	47,798,362

		$89,195,137

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.(1)	1,498,395	$99,373,556

		$99,373,556

Banks — 11.8%
Bank of America Corp.	7,735,342	$131,887,581
Citigroup, Inc.	2,863,791	148,401,650
JPMorgan Chase & Co.	2,004,338	120,741,321
PNC Financial Services Group, Inc. (The)	860,818	73,668,804
Regions Financial Corp.(1)	5,252,889	52,739,005
SunTrust Banks, Inc.	1,307,753	49,733,847
Wells Fargo & Co.	73,941	3,835,320

		$581,007,528

Biotechnology — 0.9%
Gilead Sciences, Inc.(2)	411,534	$43,807,794

		$43,807,794

Capital Markets — 1.9%
Blackstone Group LP (The)	1,053,614	$33,167,769
Invesco, Ltd.	1,498,268	59,151,620

		$92,319,389

Chemicals — 2.3%
LyondellBasell Industries NV, Class A	409,669	$44,514,634
Syngenta AG ADR	1,103,984	69,959,466

		$114,474,100

Communications Equipment — 2.7%
QUALCOMM, Inc.	828,487	$61,945,973
Telefonaktiebolaget LM Ericsson, Class B	5,651,688	71,261,353

		$133,207,326

Consumer Finance — 1.5%
American Express Co.	143,147	$12,531,088
Discover Financial Services	915,064	58,920,971

		$71,452,059

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	2,333,402	$116,646,766

		$116,646,766

Electric Utilities — 2.3%
NextEra Energy, Inc.(1)	1,220,266	$114,558,572

		$114,558,572

Electrical Equipment — 1.3%
Emerson Electric Co.	998,789	$62,504,216

		$62,504,216

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	3,576,635	$69,172,121

		$69,172,121

Food & Staples Retailing — 3.4%
CVS Health Corp.	1,207,815	$96,129,996
Kroger Co. (The)	1,386,975	72,122,700

		$168,252,696

Food Products — 1.0%
Nestle SA	660,990	$48,576,801

		$48,576,801

Health Care Equipment & Supplies — 1.8%
Covidien PLC	476,930	$41,259,214
Stryker Corp.	590,045	47,646,134

		$88,905,348

Insurance — 4.2%
ACE, Ltd.(1)	635,851	$66,681,694
MetLife, Inc.	1,636,765	87,927,016
XL Group PLC(1)	1,622,465	53,817,164

		$208,425,874

Internet Software & Services — 1.4%
Google, Inc., Class C(2)	116,554	$67,293,618

		$67,293,618

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	706,906	$86,030,460

		$86,030,460

Machinery — 1.8%
Caterpillar, Inc.(1)	903,041	$89,428,150

		$89,428,150

Media — 2.0%
Comcast Corp., Class A(1)	1,131,592	$60,857,018
Walt Disney Co. (The)	443,149	39,453,555

		$100,310,573

Multi-Utilities — 3.2%
PG&E Corp.(1)	1,673,974	$75,395,789
Sempra Energy	783,585	82,574,187

		$157,969,976

Oil, Gas & Consumable Fuels — 14.5%
Anadarko Petroleum Corp.	548,854	$55,675,750
Chevron Corp.	1,018,432	121,519,306
ConocoPhillips	1,273,435	97,443,246
Devon Energy Corp.	1,272,752	86,776,231
Exxon Mobil Corp.	1,298,272	122,102,482
Occidental Petroleum Corp.	1,909,044	183,554,581
Phillips 66	555,982	45,206,896

		$712,278,492

Paper & Forest Products — 1.2%
International Paper Co.(1)	1,175,431	$56,115,076

		$56,115,076

Pharmaceuticals — 8.6%
Eli Lilly & Co.	1,952,651	$126,629,417
Merck & Co., Inc.(1)	2,419,742	143,442,306
Roche Holding AG PC	316,032	93,325,174
Sanofi	541,189	61,192,571

		$424,589,468

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 5.1%
Equity Residential	798,439	$49,167,874
Public Storage, Inc.	540,168	89,581,461
Simon Property Group, Inc.	690,723	113,568,676

		$252,318,011

Road & Rail — 1.1%
CSX Corp.(1)	1,620,068	$51,939,380

		$51,939,380

Software — 2.1%
Microsoft Corp.	2,186,950	$101,387,002

		$101,387,002

Specialty Retail — 3.0%
Home Depot, Inc. (The)	884,260	$81,122,012
TJX Cos., Inc. (The)	1,120,893	66,323,239

		$147,445,251

Tobacco — 3.6%
Altria Group, Inc.(1)	2,255,058	$103,597,365
Reynolds American, Inc.(1)	1,269,440	74,896,960

		$178,494,325

Total Common Stocks (identified cost $3,514,711,892)		$4,527,479,065

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(3)(4)	$35,225	$35,225,128
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	148,296	148,296,314

Total Short-Term Investments (identified cost $183,521,442)		$183,521,442

Total Investments — 95.8% (identified cost $3,698,233,334)		$4,711,000,507

Other Assets, Less Liabilities — 4.2%		$204,335,442

Net Assets — 100.0%		$4,915,335,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at September 30, 2014.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2014, the Portfolio loaned securities having a market value of $34,362,167 and received $35,225,128 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 were $11,846 and $79,692, respectively.

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,730,678,542

Gross unrealized appreciation	$1,012,997,658
Gross unrealized depreciation	(32,675,693)

Net unrealized appreciation	$980,321,965

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$247,755,824	$—		$—	$247,755,824
Consumer Staples	346,747,021	48,576,801		—	395,323,822
Energy	712,278,492	—		—	712,278,492
Financials	1,205,522,861	—		—	1,205,522,861
Health Care	488,815,325	154,517,745		—	643,333,070
Industrials	392,440,439	—		—	392,440,439
Information Technology	299,798,714	71,261,353		—	371,060,067
Materials	170,589,176	—		—	170,589,176
Telecommunication Services	116,646,766	—		—	116,646,766
Utilities	272,528,548	—		—	272,528,548
Total Common Stocks	$4,253,123,166	$274,355,899	*	$—	$4,527,479,065
Short-Term Investments	$—	$183,521,442		$—	$183,521,442
Total Investments	$4,253,123,166	$457,877,341		$—	$4,711,000,507

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014